Earnings per share (Details Textual) ₨ / shares in Units, ₨ in Thousands, $ in Thousands		12 Months Ended
	Aug. 04, 2010 shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2011 shares
Earnings per share [line items]
Profit		₨ 1,068,703	$ 15,450	₨ 923,401	₨ 642,399
Weighted average number of ordinary shares outstanding		154,330,243	154,330,243	150,417,470	144,498,253
Number of outstanding share option		4,588,300	4,588,300
Related parties [member] | Private placements [Member]
Earnings per share [line items]
Paid up value per share | ₨ / shares		₨ 10		₨ 7.75
Stock issued during the period, shares, Issued under private placement	125,000,000					125,000,000